Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jul. 01, 2016
Document Effective Date	Jul. 04, 2016
Prospectus Date	Jul. 05, 2016
TOBAM Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	TBMAX
TOBAM Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	TBMCX
TOBAM Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	TBMIX